  THE DIRECTOR VARIABLE ANNUITY
  SEPARATE ACCOUNT TWO
  HARTFORD LIFE INSURANCE COMPANY

  SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1,
  2000
  FOR THE DIRECTOR SERIES II-V VARIABLE ANNUITY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period. If you have purchased Series IV or Series V, you may also take full or partial surrenders under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option, but only if you selected the variable dollar amount Annuity Payouts.

--------------------------------------------------------------------------------

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, in the first paragraph of the sub-section entitled "Will Hartford pay a Death Benefit?", the first sentence is deleted and replaced with the following:

      There is a Death Benefit if the Contract Owner, joint owner or Annuitant die before we begin to make Annuity Payouts.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Payments for a Designated Period Annuity Payout Option. If you purchased Series IV or V, partial Surrenders are also permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In the "Death Benefit" section, in the first paragraph of the sub-section entitled "What is the Death Benefit and how is it calculated?", the first sentence is deleted and replaced with the following:

      The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Owner or Annuitant.

In the "Death Benefit" section, the sub-section entitled "Who will receive the Death Benefit?" is deleted and replaced with the following language:

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                   AND . . .                   THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                                 THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

In the "Annuity Payouts" section, under the sub-section entitled, "1. When do you want Annuity Payouts to begin?", the last sentence of the first paragraph is deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Montly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

    The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Values" table is deleted and replaced with the following:

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                   YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------------------
                                                   WITH THE
                                     WITHOUT THE   OPTIONAL
                                      OPTIONAL       DEATH
                                        DEATH       BENEFIT
                                       BENEFIT    (UNAUDITED)
                                        1999         1999        1998       1997       1996      1995     1994     1993
-------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $   2.258    $   2.233   $   2.114  $   1.992  $   1.880  $ 1.607  $ 1.694  $ 1.556
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   2.185    $   2.182   $   2.258  $   2.114  $   1.922  $ 1.880  $ 1.607  $ 1.694
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                         167,707          756     162,501    111,586     96,857   99,377   85,397   79,080
-------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $   6.066    $   6.715   $   4.602  $   3.547  $   2.887  $ 2.180  $ 2.250  $ 1.993
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   7.176    $   7.169   $   6.066  $   4.602  $   3.547  $ 2.887  $ 2.180  $ 2.250
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                         432,424        2,105     403,629    372.754    333,176  285,640  248,563  203,873
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-
 ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $   1.716    $   1.735   $   1.650  $   1.587  $   1.528  $ 1.462  $ 1.424  $ 1.401
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   1.777    $   1.776   $   1.716  $   1.650  $   1.587  $ 1.528  $ 1.462  $ 1.424
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                         213,832        1,061     183,614    140,797    151,978  102,635  138,396  102,328
-------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $   4.398    $   4.663   $   3.572  $   2.905  $   2.523  $ 1.991  $ 2.072  $ 1.870
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   4.803    $   4.798   $   4.398  $   3.572  $   2.905  $ 2.523  $ 1.991  $ 2.072
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       1,156,230        4,952   1,095,048  1,012,472    953,998  888,803  858,014  688,865
-------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $   5.526    $   6.255   $   4.845  $   4.010  $   3.364  $ 2.615  $ 2.583  $ 2.165
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   7.501    $   7.494   $   5.526  $   4.845  $   4.010  $ 3.364  $ 2.615  $ 2.583
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                         347,433        1,112     352,482    351,189    330,580  292,671  220,936  160,934
-------------------------------------------------------------------------------------------------------------------------

                                      YEAR ENDED DECEMBER 31,
                                     -------------------------

                                      1992     1991     1990
----------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                 $ 1.493  $ 1.298  $ 1.212
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                              $ 1.556  $ 1.493  $ 1.298
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       41,204   25,267   14,753
----------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                 $ 1.834  $ 1.490  $ 1.569
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                              $ 1.993  $ 1.834  $ 1.490
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                      121,100   72,780   31,149
----------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-
 ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                 $ 1.369  $ 1.307  $ 1.225
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                              $ 1.401  $ 1.369  $ 1.307
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       78,664   60,774   67,059
----------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                 $ 1.748  $ 1.470  $ 1.470
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                              $ 1.870  $ 1.748  $ 1.470
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                      295,387  166,408  101,758
----------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                 $ 1.874  $ 1.231  $ 1.400
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                              $ 2.165  $ 1.874  $ 1.231
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       75,653   39,031   10,501
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------------------
                                                   WITH THE
                                     WITHOUT THE   OPTIONAL
                                      OPTIONAL       DEATH
                                        DEATH       BENEFIT
                                       BENEFIT    (UNAUDITED)
                                        1999         1999        1998       1997       1996      1995     1994     1993
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $   2.211    $   2.231   $   2.098  $   1.949  $   1.878  $ 1.637  $ 1.685  $ 1.604
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   2.217    $   2.214   $   2.211  $   2.098  $   1.949  $ 1.878  $ 1.637  $ 1.685
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          69,555          120      78,026     81,143     89,098  101,881  112,417  138,666
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
(Inception date May 1, 1987)
Accumulation Unit Value at
 beginning of period                  $   4.712    $   5.181   $   3.726  $   2.845  $   2.359  $ 1.750  $ 1.755  $ 1.629
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   5,608    $   5.602   $   4.712  $   3.726  $   2.845  $ 2.359  $ 1.750  $ 1.755
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                         152,272        1,107     131,579    109,837     87,611   65,954   50,799   46,504
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND SUB-ACCOUNT
(Inception date July 2, 1990)
Accumulation Unit Value at
 beginning of period                  $   1.641    $   1.806   $   1.469  $   1.482  $   1.329  $ 1.181  $ 1.220  $ 0.924
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   2.267    $   2.265   $   1.641  $   1.469  $   1.482  $ 1.329  $ 1.181  $ 1.220
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                         218,272          449     240,090    264,642    266,962  238,086  246,259  132,795
-------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND & GROWTH HLS FUND
 SUB-ACCOUNT
(Inception date March 8, 1994)
Accumulation Unit Value at
 beginning of period                  $   2.471    $   2.655   $   2.149  $   1.650  $   1.359  $ 1.009  $ 1.000       --
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   2.570    $   2.567   $   2.471  $   2.149  $   1.650  $ 1.359  $ 1.009       --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                         381,269        1,030     391,151    308,682    190,958   83,506   29,146       --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND
 SUB-ACCOUNT
(Inception date March 1, 1995)
Accumulation Unit Value at
 beginning of period                  $   1.476    $   1.576   $   1.319  $   1.266  $   1.146  $ 1.000       --       --
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   1.796    $   1.794   $   1.476  $   1.319  $   1.266  $ 1.146       --       --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          57,797          391      50,971     43,217     23,174    6,577       --       --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 SUB-ACCOUNT
(Inception date August 9, 1996)
Accumulation Unit Value at
 beginning of period                  $   1.374    $   1.510   $   1.247  $   1.066  $   1.000       --       --       --
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   2.251    $   2.248   $   1.374  $   1.247  $   1.066       --       --       --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                         107,808          726      85,431     56,706     12,563       --       --       --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT
(Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                  $   1.371    $   1.588   $   1.097  $   1.000         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   2.056    $   2.054   $   1.371  $   1.097         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                         118,306        1,455      33,348      8,306         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------

                                      YEAR ENDED DECEMBER 31,
                                     -------------------------

                                      1992     1991     1990
----------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                 $ 1.552  $ 1.370  $ 1.264
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                              $ 1.604  $ 1.552  $ 1.370
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       98,494   46,464   18,632
----------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
(Inception date May 1, 1987)
Accumulation Unit Value at
 beginning of period                 $ 1.544  $ 1.207  $ 1.274
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                              $ 1.629  $ 1.544  $ 1.207
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       29,723   15,975   10,015
----------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND SUB-ACCOUNT
(Inception date July 2, 1990)
Accumulation Unit Value at
 beginning of period                 $ 0.979  $ 0.877  $ 1.000
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                              $ 0.924  $ 0.979  $ 0.877
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       32,597   13,109    2,892
----------------------------------------------------------------------
HARTFORD DIVIDEND & GROWTH HLS FUND
 SUB-ACCOUNT
(Inception date March 8, 1994)
Accumulation Unit Value at
 beginning of period                      --       --       --
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --
----------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND
 SUB-ACCOUNT
(Inception date March 1, 1995)
Accumulation Unit Value at
 beginning of period                      --       --       --
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --
----------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 SUB-ACCOUNT
(Inception date August 9, 1996)
Accumulation Unit Value at
 beginning of period                      --       --       --
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --
----------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT
(Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      --       --       --
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------------------
                                                   WITH THE
                                     WITHOUT THE   OPTIONAL
                                      OPTIONAL       DEATH
                                        DEATH       BENEFIT
                                       BENEFIT    (UNAUDITED)
                                        1999         1999        1998       1997       1996      1995     1994     1993
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT
(Inception date June 1, 1998)
Accumulation Unit Value at
 beginning of period                  $   1.182    $   1.281   $   1.000         --         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   1.422    $   1.420   $   1.182         --         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          41,232        1,551       4,982         --         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at
 beginning of period                  $   1.315    $   1.451   $   1.000         --         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   1.952    $   1.951   $   1.315         --         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          25,343          602         416         --         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-
 ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at
 beginning of period                  $   1.035    $   1.084   $   1.000         --         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                               $   1.070    $   1.069   $   1.035         --         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          14,681          707       1,832         --         --       --       --       --
-------------------------------------------------------------------------------------------------------------------------

                                      YEAR ENDED DECEMBER 31,
                                     -------------------------

                                      1992     1991     1990
----------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT
(Inception date June 1, 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --
----------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --
----------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-
 ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --
----------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --
----------------------------------------------------------------------
----------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --
----------------------------------------------------------------------

HV-2742
33-06952